Dispositions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Dispositions
14.	Dispositions

Consumer & Office Products

On May 1, 2012, MeadWestvaco completed the spin-off of its C&OP business and subsequent merger of that business with ACCO Brands Corporation. MeadWestvaco shareholders received approximately one share of ACCO Brands Corporation stock for every three shares of MeadWestvaco stock they owned of record as of April 24, 2012, resulting in their collective ownership on May 1, 2012 of 50.5% of the outstanding common shares of ACCO Brands Corporation.

In accordance with the terms of the transaction, MeadWestvaco received cash distributions on a tax-free basis totaling $460 million during April 2012 pursuant to loan proceeds from new debt obligations of the C&OP business. The net assets of the C&OP business included cash totaling $59 million pursuant to MeadWestvaco satisfying a working capital provision of the transaction, subject to certain post-closing adjustments. For the three months ended March 31, 2012 and 2011, the operating results of the C&OP business are reported in discontinued operations in the consolidated statements of operations on an after-tax basis.

Envelope Products

On February 1, 2011, the company completed the sale of its Envelope Products business for cash proceeds of $55 million. The sale resulted in a pre- and after-tax loss of $1 million for the three months ended March 31, 2011. During 2010, the company recorded pre-tax charges of $19 million ($15 million after tax) comprised of impairment of long-lived assets of $6 million, impairment of goodwill of $7 million and a pension curtailment loss of $6 million. For the three months ended March 31, 2011, the operating results of this business, as well as the charges noted above, are reported in discontinued operations in the consolidated statements of operations on an after-tax basis. The results of operations and assets and liabilities of the Envelope Products business were previously included in the C&OP segment.

The following table shows the major categories for discontinued operations in the consolidated statements of operations for the three months ended March 31, 2012 and 2011:

In millions, except per share amounts	Three months ended March,
	2012	2011
Net sales	$107	$134

Cost of sales	73	101
Selling, general and administrative expenses	36	30
Interest expense	3	4
Other (income) expense, net	(2)	6

Income before income taxes	(3)	(7)

Income tax benefit	2	2

Net loss	$(1)	$(5)

Net income per share
Basic	$(0.01)	$(0.03)
Diluted	$(0.01)	$(0.02)

The following table shows the major categories of assets and liabilities related to the C&OP business that are classified as discontinued operations in the consolidated balance sheet at March 31, 2012 and December 31, 2011:

In millions	March 31, 2012	December 31, 2011
Accounts receivable, net	$95	$257
Inventories	97	70
Other current assets	22	26

Current assets	214	353

Property, plant and equipment, net	87	89
Goodwill	165	164
Other assets	101	100

Non-current assets	353	353

Accounts payable	32	35
Accrued expenses	60	101

Current liabilities	92	136
Other long-term liabilities	47	43

In connection with the sale of the Envelope Products business in 2011, the sale of the Media and entertainment Packaging business in 2010, the sale of the Kraft business in 2008, the sale of certain large-tract landholdings in 2007 and the sale of the Printing and Writing Papers business in 2005, the company provided certain guarantees and indemnities to the respective buyers and other parties. These obligations include both potential environmental matters as well as certain contracts with third parties. As of March 31, 2012, the total aggregate exposure to the company for these matters could be up to $45 million. As of March 31, 2012, the company evaluated the fair value of these guarantees and indemnifications which did not result in a material impact to the company’s consolidated financial statements.

R.	Dispositions

On May 1, 2012, MeadWestvaco completed the spin-off of its C&OP business and subsequent merger of that business with ACCO Brands Corporation. MeadWestvaco shareholders received approximately one share of ACCO Brands Corporation stock for every three shares of MeadWestvaco stock they owned of record as of April 24, 2012, resulting in their collective ownership on May 1, 2012 of 50.5% of the outstanding common shares of ACCO Brands Corporation. In accordance with the terms of the transaction, MeadWestvaco received cash distributions on a tax-free basis totaling $460 million during April 2012 pursuant to loan proceeds from new debt obligations of the C&OP business. The net assets of the C&OP business included cash totaling $59 million pursuant to MeadWestvaco satisfying a working capital provision of the transaction, subject to certain post-closing adjustments. For the years ended December 31, 2011, 2010 and 2009, the operating results of the C&OP business are reported in discontinued operations in the consolidated statements of operations on an after-tax basis.

On February 1, 2011, the company completed the sale of its Envelope Products business for cash proceeds of $55 million. During 2010, the company recorded pre-tax charges of $19 million ($15 million after taxes) comprised of impairment of long-lived assets of $6 million, impairment of allocated goodwill of $7 million and a pension curtailment loss of $6 million. During 2011, the company recorded additional charges of $1 million ($0.7 million after taxes) primarily related to a working capital adjustment. The combined pre-tax charges recorded in 2010 and 2011 sum to $20 million ($16 million after taxes) and represent the total amount of loss on sale of the Envelope Products business. The operating results of this business, as well as the charges noted above, are reported in discontinued operations in the consolidated statements of operations on an after-tax basis. The results of operations and assets and liabilities of the Envelope Products business were previously included in the C&OP segment.

On September 30, 2010, the company completed the sale of its Media and Entertainment Packaging business for cash proceeds of $68 million. The sale resulted in a pre-tax loss of $153 million ($126 million after taxes). During 2011, the company recorded additional charges of $12 million ($8 million after taxes) primarily related to a media and packaging business pension plan settlement. The combined pre-tax charges recorded in 2010 and 2011 sum to $165 million ($134 million after taxes) and represent the total amount of loss on sale of the envelope products business. The operating results of this business, as well as the charges noted above, are reported in discontinued operations in the consolidated statements of operations on an after-tax basis. The results of operations and assets and liabilities of the Media and Entertainment Packaging business were previously included in the former Consumer Solutions segment.

Below are amounts attributed to the above dispositions included in discontinued operations in the consolidated statements of operations.

	Year ended December 31,
In millions, except per share amounts	2011	2010	2009
Net sales	$761	$1,222	$1,391

Cost of sales[1,4]	503	945	1,079
Selling, general and administrative expenses[2,4]	158	182	193
Interest expense	16	22	23
Other (income) expense, net[3]	(3)	146	(5)

Income (loss) before income taxes	87	(73)	101

Income tax provision (benefit)	58	7	40

Net income (loss)	$29	$(80)	$61

Net income (loss) per share
Basic	$0.18	$(0.47)	$0.35
Diluted	$0.17	$(0.46)	$0.35

[1]

For the year ended December 31, 2011 there are no restructuring charges included in cost of sales. For the years ended December 31, 2010 and 2009, cost of sales includes restructuring charges of $1 million and $16 million, respectively.

[2]

For the year ended December 31, 2011 there are no restructuring charges included in selling, general and administrative expenses. For the years ended December 31, 2010, and 2009, selling, general and administrative expenses include restructuring charges of $4 million and $6 million, respectively.

[3]	Other expense in 2010 includes a loss on sale of the Media and Entertainment Packaging business of $153 million.
[4]

For the year ended December 31, 2011 pursuant to the 2010 sale of the Media and Entertainment Packaging business, selling, general and administrative expenses include a pension settlement loss of $10 million. For the year ended December 31, 2010 pursuant to the sale of the Envelope Products business that closed on February 1, 2011, cost of sales includes an impairment charge of allocated goodwill of $7 million, an impairment charge of long-lived assets of $6 million and a pension curtailment charge of $5 million; selling, general and administrative expenses include a pension curtailment charge of $1 million.

The following table shows the major categories of assets and liabilities that are classified as discontinued operations in the consolidated balance sheet at December 31, 2011 and 2010:

	December 31,
In millions	2011	2010
Accounts receivable, net	$257	$297
Inventories	70	113
Other current assets	26	26

Current assets	353	436

Property, plant and equipment, net	89	120
Goodwill	164	172
Other assets	100	119

Non-current assets	353	411

Accounts payable	35	51
Accrued expenses	101	142
Notes payable and current maturities of long-term debt	0	1

Current liabilities	136	194

Other long-term liabilities	43	47

In connection with the sale of the Envelope Products business in 2011, the sale of the Media and Entertainment Packaging business in 2010, the sale of the Kraft business in 2008, the sale of certain large-tract landholdings in 2007 and the sale of the Printing and Writing Papers business in 2005, the company provided certain guarantees and indemnities to the respective buyers and other parties. These obligations include both potential environmental matters as well as certain contracts with third parties. As of December 31, 2011, the total aggregate exposure to the company for these matters could be up to $45 million. As of December 31, 2011, the company evaluated the fair value of these guarantees and indemnifications which did not result in a material impact to the company’s consolidated financial statements.